Share-based payments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability related to deferred share unit plan	$ 3,876	$ 4,288
Liability related to restricted share unit plan	$ 5,477	$ 12,201
Restricted share units vested, but unreleased and unpaid	616,397	1,842,837
Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of stock option plan, number of options authorized	Under the amended Plan, the Group may grant to employees, officers, directors or consultants of the Group or its affiliates options to purchase up to a maximum of 13 million common shares of the Group. As of December 31, 2018, all options had either been exercised, or expired.
Maximum number of common shares purchaseable under stock option plan	13,000,000